Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

28 Cash and cash equivalents

	March 31,
	2023	2024
Cash on hand	125	72
Credit card collection in hand	207,235	797,380
Balances with bank	296,241	944,498
Total	503,601	1,741,950

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2024, the Group had available INR 1,294,099 (March 31, 2023: INR 308,901) of undrawn borrowing facilities.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)